INCOME TAX - Deferred tax assets/liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Allowance for doubtful accounts	$ 12,480	$ 7,808
Deferred subsidies	529	2,484
Warranty liabilities	911	984
Inventory provision	199	687
Long-term assets	622	397
Deferred revenue	105
Provision for loss contracts	64	99
Net operating loss carry forward	17,290	13,824
Valuation allowance	(17,424)	(14,821)
Others	214	325
Total deferred tax assets-non-current	14,990	11,787
Deferred tax liabilities
Property, plant and equipment	(678)	(11)
Costs and estimated earnings in excess of billings	(1,159)	(3,396)
Share of net losses of equity investees	(1,352)	(668)
PRC dividend withholding tax	(8,829)	(6,654)
Intangible assets and other non-current assets	(7,321)	(6,089)
Total deferred tax liabilities, non-current	$ (19,339)	$ (16,818)